Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	4,280,000	4,280,000	4,280,000
Common Stock shares outstanding	4,280,000	4,280,000	4,280,000